Taxation - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current			¥ 5,712	¥ 9,483
Deferred	924	127	541	(1,311)
Income tax expenses	¥ 924	$ 127	¥ 6,253	¥ 8,172